Consolidated Statements of Shareholders' Equity and Comprehensive (Loss)/Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 05, 2012	May 31, 2011	Jun. 01, 2010
Consolidated Statements of Shareholders' Equity and Comprehensive Income/(Loss) [Abstract]
Pension and post-retirement benefit plans, taxes	$ 793	$ 82	$ 829
Share-based compensation, tax	$ 1,924	$ 3,156	$ 2,741